Financial Instruments - Fair Value Hedgers Realized Gains And Losses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Effect of interest rate swap hedges on results
Net unrealized and realized gains on fair value interest rate swaps	$ (1,141)	$ (10,036)	$ (3,163)	$ (26,775)
Fair Value Hedges | Interest rate swap contracts
Fair Value Interest Rate Swap Hedges
Fair value change of interest rate swaps			100	300
Related liability of fair value hedged debt	100		100		$ 400
Effect of interest rate swap hedges on results
Unrealized losses on swap asset		(100)	(100)	(300)
Reclassification of fair value of hedged debt to Statement of Income	100	100	300	300
Realized gains		100	100	300
Net unrealized and realized gains on fair value interest rate swaps	$ 100	$ 100	$ 300	$ 300